Discontinued Operations/Assets Held For Sale (Tables)	3 Months Ended
Mar. 31, 2016
Water Solutions Holdings, LLC
Summary of Financial Information for Discontinued Operations

Summarized financial information for Discontinued Operations related to Water Solutions is set forth in the table below, and does not reflect the costs of certain services provided. Such indirect costs, which were not allocated to the Discontinued Operations, were for services, including legal counsel, insurance, external audit fees, payroll processing, certain human resource services and information technology systems support.

	Three Months Ended March 31,
($ in Thousands)	2016	2015
Revenues:
Field Services Revenue	$—	$14,964

Total Operating Revenue	—	14,964
Costs and Expenses:
General and Administrative Expense	—	977
Depreciation, Depletion, Amortization and Accretion	—	39
Field Services Operating Expense	—	11,289
Gain on Sale of Asset	—	(32)
Interest Expense	—	191
Other Expense	—	103

Total Costs and Expenses	—	12,567
Income from Discontinued Operations Before Income Taxes	—	2,397
Income Tax Expense	—	(435)

Income from Discontinued Operations, net of taxes	$—	$1,962